Thrivent International Equity Portfolio Investment Objectives and Goals - Thrivent International Equity Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Thrivent International Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Thrivent International Equity Portfolio (the "Portfolio") seeks long-term capital growth.